UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2003

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Yves Pinkowitz
Title:	VP, Securities Portfolio Operations
Phone:	949-219-3572

Signature, Place, and Date of Signing







Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None









I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:66

Form 13F Information Table Value Total:211,484

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF: 12/31/2003

NAME OF   	    	 	 CUSIP	FAIR	      MKT SHARES	VOTING
                  			VALUE       PRINCIPAL  AUTHORITY

DIAMONDS TRUST SER I	252787106	2,260 	21,617	21,617
EMC CORP/MASS		268648102	179 	      13,860 	13,860
FORD MOTOR CO CAP 	345395206	3,357       60,000      -
GENERAL MOTORS CONV 	370442717   645         20,000      -
GENERAL MOTORS CONV 	370442733   9,673       9,000,000   -
GENERAL MOTORS CONV 	370442741   3,216       3,000,000   -
GLADSTONE CAPITAL CORP	376535100   43 	      1,938 	1,938
INTEL CORP			458140100   321         10,000      10,000
ISHARES COHEN & STEERS 	464287564   121         1,137       1,137
MASSMUTUAL CORP INV	576292106   13          567         567
MASSMUTUAL PARTICIPAT	576299101   45          3,901       3,901
MCDATA CORPORATION	580031201   5           510         510
NASDAQ-100 INDEX TRACK	631100104	4,847       133,078     133,078
NEWTEK BUSINESS SERVC	652526104   111         16,000      16,000
NORTEL NETWORKS CORP	656568102   42          10,000      10,000
PEGASUS COMMUNICATIONS 	705904605	11 	      382 	      382
PENNEY J C INC		708160106   98          3,712       3,712
UNITED GLOBAL COM INC	913247508   1,093       128,879     128,879
XEROX CORP CONV PFD 	984121509   649         5,000       -
AFFILIATED COMPUTER NT	008190AF7   633         500,000     -
ALLIED CAPITAL CORP	01903Q108   43 	      1,540       1,540
ALLTEL CORP CONV PFD	020039822   497 	      10,000      -
ALZA CORP CONV ZRO CPN 	02261WAB5   724         1,000,000   -
AMER ONLINE CONV ZERO 	02364JAC8   14,091      22,500,000  -
AMERICAN CAPITAL STRAT	024937104   2,273       76,454      76,454
BEST BUY CONV NT PT 	086516AF8	1,088       1,000,000 	-
CKE RESTAURANTS INC NT	12561EAB1	762         754,000     -
CALPINE CORP CONV SR NT	131347BA3	1,474       1,500,000   -
COMMSCOPE INC CONV NT	203372AB3   4,788       5,000,000   -
COMPUTER ASSOCIATES NT	204912AR0	1,290       1,000,000   -
CORNING INC CONV SR NT	219350AK1   929         750,000     -
CYPRESS SEMICONDUCTOR 	232806AF6   498         500,000     -
DEVON ENERGY CORP SR 	25179MAA1   4,669       4,572,000   -
DEVON ENERGY CORP SR 	25179MAB9   7,429       7,274,000   -
WALT DISNEY CONV SR 	254687AU0   2,118 	2,000,000   -
E*TRADE GROUP INC NT	269246AD6   606         500,000     -
EL PASO CORP CONV ZERO 	28336LAC3   930         2,000,000   -
ELEC FOR IMAGING CONV 	284745AA4   1,178       1,000,000   -
GILEAD SCIENCES INC NT	375558AD5   683         500,000     -
ISTAR FINANCIAL INC	45031U101   43          1,118       1,118
INTERIM SERVICES NT	45868PAA8   1,980       2,000,000   -
INTL PAPER ZERO CPN 	460146BM4	10,320      18,806,000  -
INTL RECTIFIER CORP NT	460254AE5   3,518       3,500,000   -
INTERPUBLIC GROUP CONV 	460690AJ9   8,764       9,500,000   -
KERR-MCGEE CORP CONV NT	492386AP2	527         500,000     -
LAMAR ADVERTISING CO 	512815AG6	2,060       2,000,000   -
AT&T CORP-LIBERTY MEDIA 530715AN1   419         500,000     -
LIBERTY MEDIA CONV SR 	530715AR2   520         500,000     -
LUCENT TECH CONV DEB 	549463AH0   1,181       1,000,000   -
MASCO CORP ZERO CPN  	574599AW6   26,400      60,000,000  -
MCG CAPITAL CORP		58047P107   42          2,159       2,159
MEDTRONIC INC CONV 	585055AB2   1,024       1,000,000   -
MICRON TECHNOLOGY CONV	595112AG8   661         500,000     -
NTL INC			62940M104   1,076       15,428      15,428
NETWORK ASSOCIATES CONV 64123LAB7	543         500,000     -
PROVIDIAN FINANCIAL 	74406AAC6   289         250,000     -
SPDR TRUST SERIES 1	78462F103   6,178       55,505      55,505
THERMOTREX CORP CONV	883556AJ1	1,985       2,000,000   -
TRAVELERS PROPERTY 	89420G109   4           258         258
TRAVELERS PPTY CSLTY A	89420G307	245         10,000      -
TRAVELERS PROPERTY B	89420G406   9           531         531
TYCO INTL CONV SR NT 	902118BF4	2,553       2,000,000   -
UNIVERSAL HEALTH SVCS	913903AL4   659         1,000,000   -
UNUMPROVIDENT CORP PFD	91529Y403	339         10,000      -
VERIZON GLOBL FDG ZERO 	92344GAN6   4,226       7,000,000   -
SCOTTISH RE GROUP LTD	G7885T104	62,493      3,007,380   3,007,380